Stock-based Compensation (Disclosure of number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Jan. 31, 2023 Share $ / shares	Jan. 31, 2022 Share $ / shares
Disclosure Of Share Based Compensation [Abstract]
Number of options outstanding, beginning of period | Share	1,100,000	9,095,000
Number of options, granted | Share	10,000,000	750,000
Number of options, expired | Share	(70,000)	(4,776,250)
Number of options, expired | Share	(200,000)
Number of options, expired | Share	(250,000)
Number of options, expired | Share	(250,000)
Number of options, exercised | Share		(3,968,750)
Number of options outstanding, end of period | Share	10,330,000	1,100,000
Weighted average exercise price outstanding, beginning of period | $ / shares	$ 0.42	$ 0.18
Weighted average exercise price, granted | $ / shares	0.05	0.32
Weighted average exercise price, expired | $ / shares	0.54	0.17
Weighted average exercise price, expired | $ / shares	0.54
Weighted average exercise price, expired | $ / shares	0.36
Weighted average exercise price, expired | $ / shares	0.35
Weighted average exercise price, exercised | $ / shares		0.15
Weighted average exercise price outstanding, end of period | $ / shares	$ 0.06	$ 0.42